Stock Options	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Options

NOTE 5 – Stock Options

Qualified and non-qualified incentive stock options outstanding at October 31, 2023 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2023	313,760	$6.53
Granted	595,000	0.06
Expired	-	-
Exercised	(250,000)	0.07
Outstanding, October 31, 2023	658,760	$3.14

Exercisable, October 31, 2023	487,510	$4.22

These options had a weighted average remaining life of 10.13 years and have no aggregate intrinsic value as of October 31, 2023.

On June 21, 2022, the Company entered into an agreement with an advisor to advise its executive management on strategic partnerships, investments, and other undertakings of material value to the Company. As compensation, the Company granted the advisor monthly stock options of 20,000 for a term of three months. The options have a strike price equal to the closing price per share on the day the options are issued and expire in one year. During the nine months ended October 31, 2023, the Company granted 120,000 options to consultants. The exercise price of the options ranges from $0.047 to $0.093. The total fair value of these option grants at issuance was $7,084. During the nine months ended October 31, 2023, the Company recognized $8,248 of expense related to these options. At October 31, 2023, the Company had $1,117 of unrecognized expenses related to outstanding options.

NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 191,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 5,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 1,925 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010. The following tables summarize the Company’s stock option activity during the years ended January 31, 2023 and 2022:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2021	146,000	$3.019	7.61	$-

Granted	-	-
Cancelled and/or forfeited	(750)	13.500
Exercised	-	-
Outstanding, January 31, 2022	145,250	$2.965	6.65	$-

Granted	987,760	2.18
Cancelled and/or forfeited	(145,250)	2.97
Exercised	(674,000)	0.15
Outstanding, January 31, 2023	313,760	$6.53	13.69	$-

Exercisable, January 31, 2023	313,760	$6.53	13.69	$-

The aggregate intrinsic value is calculated based on the stock price of $0.119 and $0.385 per share as of January 31, 2023 and 2022, respectively.

During the years ended January 31, 2023 and 2022, we recognized $100,482 and $0 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

At January 31, 2022, there was $0 of unrecognized share-based compensation for all share-based awards outstanding.

On April 22, 2022, the Company reached terms of settlement of the litigation Case No. C20194139, involving our former CEO, James Briscoe (see Note 13). As part of the terms of settlement, the Company will reinstate Mr. Briscoe’s stock options that expired following his resignation from the Board. This reinstatement will be on the same terms as originally issued, as evidenced in the August 10, 2010, Stock Option Agreement and October 11, 2016, Stock Option Agreement, each as adjusted for the February 25, 2021, reverse stock split, and pursuant to the Company’s 2010 Stock Option Plan, except for the option exercise window, which will be expanded to 30 years. A total of 118,760 stock options were reinstated for Mr. Briscoe, which is comprised of 105,000 options with an exercise price of $19.00 and 13,760 options with an exercise price of $1.50. The total fair value of these option grants at issuance was $44,706.

On June 21, 2022, the Company entered into an agreement with an advisor to advise its executive management on strategic partnerships, investments, and other undertakings of material value to the Company. As compensation, the Company will grant the advisor monthly stock options of 20,000 for a term of three months. The options have a strike price equal to the closing price per share on the day the options are issued and expire in one year. During the year ended January 31, 2023, the Company granted 120,000 options to consultants. The exercise price of the options ranges from $0.1069 to $0.30. The total fair value of these option grants at issuance was $11,317. During the year ended January 31, 2023, the Company recognized $9,036 of expenses related to these options. At January 31, 2023, the Company had $2,281 of unrecognized expenses related to outstanding options.